As filed with the Securities and Exchange Commission on August 1, 2014
================================================================================
                                            1933 Act Registration No. 333-182308
                                             1940 Act Registration No. 811-22717


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 50                                              [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 52                                                             [X]


                      FIRST TRUST EXCHANGE-TRADED FUND VI
               (Exact name of registrant as specified in charter)
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund VI
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      This Registration Statement relates to the First Trust Dorsey Wright International Focus 5 ETF, a series of the Registrant.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 1st day of August, 2014.

                                            FIRST TRUST EXCHANGE-TRADED FUND VI


                                            By: /s/ Mark R. Bradley
                                                -------------------------------
                                                Mark R. Bradley, President and
                                                Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                        TITLE                          DATE

                                 President and Chief            August 1, 2014
/s/ Mark R. Bradley              Executive Officer
------------------------------
    Mark R. Bradley

                                 Treasurer, Chief
                                 Financial  Officer and         August 1, 2014
/s/ James M. Dykas               Chief Accounting Officer
------------------------------
    James M. Dykas

                                                  )
James A. Bowen*                           Trustee )
                                                  )
                                                  )
Richard E. Erickson*                      Trustee )
                                                  )   BY: /s/ W. Scott Jardine
                                                  )      -----------------------
Thomas R. Kadlec*                         Trustee )           W. Scott Jardine
                                                  )           Attorney-In-Fact
                                                  )           August 1, 2014
Robert F. Keith*                          Trustee )
                                                  )
                                                  )
Niel B. Nielson*                          Trustee )
                                                  )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.


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